INVESTMENTS	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
6.  INVESTMENTS

The following table presents the ownership interests and carrying values of our investments:

			Carrying Value
	Investment	Ownership Percentage	December 31, 2021	December 31, 2020
Long Ridge Terminal LLC (1)	Equity method	50%	$—	$122,539
FYX Trust Holdco LLC	Equity	14%	1,255	1,255
GM-FTAI Holdco LLC	Equity method	See below	52,295	—
Clean Planet Energy USA LLC	Equity method	50%	858	—
			$54,408	$123,794

(1)The carrying value of $17.5 million as of December 31, 2021, is included in Other Liabilities in the Combined Consolidated Balance Sheets

We did not recognize any other-than-temporary impairments for the years ended December 31, 2021, 2020, and 2019.

The following table presents our proportionate share of equity in (losses) earnings:

	Year Ended December 31,
	2021	2020	2019
JGP Energy Partners LLC	$—	$—	$(292)
Intermodal Finance I, Ltd.	470	115	(62)
Long Ridge Terminal LLC	(13,597)	(3,222)	(192)
GM-FTAI Holdco LLC	(205)	—	—
Clean Planet Energy USA LLC	(167)	—	—
Total	$(13,499)	$(3,107)	$(546)

Equity Method Investments

Clean Planet Energy USA LLC

In November 2021, we acquired 50% of the Class A shares of Clean Planet Energy USA LLC (“CPE” or “Clean Planet USA”) for $1.0 million. CPE intends on building waste plastic-to-fuel plants in the United States. The plants will convert various grades of non-recyclable waste plastic to renewable diesel in the form of jet fuel, diesel, naphtha, and low sulfur fuel oil. We account for our investment in Clean Planet USA as an equity method investment as we have significant influence through our ownership of Class A shares.

GM-FTAI Holdco LLC

In September 2021, we acquired 1% of the Class A shares and 50% of the Class B shares of GM-FTAI Holdco LLC for $52.5 million. GM-FTAI Holdco LLC owns 100% interest in Gladieux Metals Recycling (“GMR” or “Gladieux”) and Aleon Renewable Metals LLC (“Aleon”). GMR specializes in recycling spent catalyst produced in the petroleum refining industry.

Aleon plans to develop a lithium-ion battery recycling business across the United States. Each planned location will collect, discharge and disassemble lithium-ion batteries to extract various metals in high-purity form for resale into the lithium-ion battery production market. Aleon and GMR are governed by separate boards of directors. Our ownership of Class A and B shares in GM-FTAI Holdco LLC provides us with 1% and 50% economic interest in GMR and Aleon, respectively. We account for our investment in GM-FTAI Holdco LLC as an equity method investment as we have significant influence through our ownership of Class A and Class B shares of GM-FTAI Holdco LLC.

Long Ridge Terminal LLC

On June 16, 2017, we, through Ohio River Partners Shareholders LLC (“ORP”), a consolidated subsidiary, purchased the assets of Long Ridge Energy Terminal (“Long Ridge”), which consisted primarily of land, buildings, railroad track, docks, water rights, site improvements and other rights. Long Ridge was being developed as a 485-megawatt natural gas fired, combined cycle power plant, which was completed and became operational in October 2021. Long Ridge also entered into cash flow hedges related to power generation capacity, as described in Note 2.

In December 2019, ORP contributed its equity interests in Long Ridge into Long Ridge Terminal LLC and sold a 49.9% interest (the “Long Ridge Transaction”) for $150 million in cash, plus an earn out. We recognized a gain of $116.7 million in relation to the Long Ridge Transaction. We no longer have a controlling interest in Long Ridge but still maintain significant influence through our retained interest and, therefore, now account for this investment in accordance with the equity method. Following the sale, we deconsolidated ORP, which held the assets of Long Ridge. The initial equity method investment balance of $155.6 million represents the fair value of our 50.1% ownership and the earn out.

JGP Energy Partners LLC

In 2016, we initiated activities in a 50% non-controlling interest in JGP Energy Partners LLC (“JGP”), a joint venture. JGP was governed by a designated operating committee selected by the members in proportion to their equity interests. JGP was solely reliant on its members to finance its activities and therefore was a VIE. Initially, we concluded that we were not the primary beneficiary of JGP as the members shared equally in the risks and rewards and decision making authority of the entity and, therefore, we did not consolidate JGP and instead accounted for this investment in accordance with the equity method.

In December 2019, we purchased the remaining 50% interest in JGP from the joint venture partner for a purchase price of approximately $30 million, consolidated JGP and no longer account for this as an equity method investment. As a result of this transaction, we recorded additional goodwill of $6.6 million and a gain of $4.6 million during the year ended December 31, 2019.

Intermodal Finance I, Ltd.

In 2012, we acquired a 51% non-controlling interest in Intermodal Finance I, Ltd. (“Intermodal”). Intermodal is governed by a board of directors, and its shareholders have voting rights through their equity interests. As such, Intermodal is not within the scope of ASC 810-20 and should be evaluated for consolidation under the voting interest model. Due to the existence of substantive participating rights of the 49% equity investor, including the joint approval of material operating and capital decisions, such as material contracts and capital expenditures consistent with ASC 810-10-25-11, we do not have unilateral rights over this investment and, therefore, we do not consolidate Intermodal but account for this investment in accordance with the equity method. We do not have a variable interest in this investment as none of the criteria of ASC 810-10-15-14 were met.

As of December 31, 2021, Intermodal owns a portfolio of approximately 500 shipping containers subject to multiple operating leases.

Equity Investment

FYX Trust Holdco LLC

In July 2020, we invested $1.3 million for a 14% interest in an operating company that provides roadside assistance services for the intermodal and over-the-road trucking industries. FYX Trust Holdco LLC (“FYX”) has developed a mobile and web-based application that connects fleet managers, owner-operators, and drivers with repair vendors to efficiently and reliably quote, dispatch, monitor, and bill roadside repair services.

The tables below present summarized financial information for Long Ridge Terminal LLC:

	December 31,
Balance Sheet	2021	2020
Assets
Current assets
Cash and cash equivalents	$2,932	$3,057
Restricted cash	32,469	26,920
Accounts receivable, net	17,896	5,711
Other current assets	8,857	787
Total current assets	62,154	36,475
Property, plant, and equipment, net	764,607	612,234
Intangible assets, net	4,940	5,320
Goodwill	89,390	89,390
Other assets	5,584	8,597
Total assets	$926,675	$752,016

Liabilities
Current liabilities
Accounts payable and accrued liabilities	$16,121	$25,173
Other current liabilities	47,626	253
Total current liabilities	63,747	25,426
Debt, net	604,261	445,733
Other liabilities	293,653	36,262
Total liabilities	961,661	507,421

Equity
Total equity	(34,986)	244,595
Total liabilities and equity	$926,675	$752,016

	Year Ended December 31,
Statement of Operations	2021	2020
Revenue	$85,638	$24,917
Total revenue	85,638	24,917
Expenses
Operating expenses	28,310	16,339
Depreciation and amortization	24,836	11,004
Interest expense	11,005	2,037
Total expenses	64,151	29,380
Other expense	(44,302)	(1,967)
Loss before income taxes	(22,815)	(6,430)
Provision for income taxes	—	—
Net Loss	$(22,815)	$(6,430)